Goodwill, Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 1,041.3	[1],[2]	$ 984.7	[1]
Goodwill acquired	52.2	[1]	46.2	[1]
Currency and other impacts	(2.6)	[1]	10.4	[1]
Goodwill, end of period	1,090.9	[1],[2]	1,041.3	[1],[2]
Accumulated impairment loss	513.4		513.4		513.4
United States [Member]
Goodwill [Roll Forward]
Goodwill, end of period	504.0		504.0
Americas [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	467.1	[3]	461.8	[3]
Goodwill acquired	0	[3]	4.8	[3]
Currency and other impacts	(1.2)	[3]	0.5	[3]
Goodwill, end of period	465.9	[3]	467.1	[3]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					448.3
Goodwill, end of period	448.5		448.5		448.3
Southern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	103.3	[4]	59.5	[4]
Goodwill acquired	0	[4]	41.4	[4]
Currency and other impacts	4.5	[4]	2.4	[4]
Goodwill, end of period	107.8	[4]	103.3	[4]
France [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					42.1
Goodwill, end of period	87.3		83.8		42.1
Italy [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					5.4
Goodwill, end of period	5.7		5.5		5.4
Northern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	270.7		260.7
Goodwill acquired	43.2		0
Currency and other impacts	4.3		10.0
Goodwill, end of period	318.2		270.7
APME [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	73.2		77.5
Goodwill acquired	9.0		0
Currency and other impacts	(10.2)		(4.3)
Goodwill, end of period	72.0		73.2
Right Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	62.1		60.3
Goodwill acquired	0		0
Currency and other impacts	0		1.8
Goodwill, end of period	62.1		62.1
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	64.9	[5]	64.9	[5]
Goodwill acquired	0	[5]	0	[5]
Currency and other impacts	0	[5]	0	[5]
Goodwill, end of period	64.9	[5]	64.9	[5]
Jefferson Wells [Member]
Goodwill [Roll Forward]
Goodwill, end of period	$ 55.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2012, December 31, 2012 and December 31, 2013.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2013 and 2012.
[3]	Balances related to United States were $448.3, $448.5 and $448.5 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively.
[4]	Balances related to France were $42.1, $83.8 and $87.3 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively. Balances related to Italy were $5.4, $5.5 and $5.7 as of January 1, 2012, December 31, 2012 and December 31, 2013, respectively.
[5]	The majority of the Corporate balance as of December 31, 2013 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.